Note 4 - Leases - Operating Lease Maturities (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
2023	$ 58,041
2024	174,721	$ 228,862
2025	74,804	174,721
2026	70,220	74,804
Total lease payments	377,786	548,607
Less: discount	(24,301)	(41,487)
Present value of lease liabilities	$ 353,485	$ 507,120